Eaton Vance

Hexavest International Equity Fund

April 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.4%

Security	Shares	Value
Australia — 5.5%
AGL Energy, Ltd.	3,965	$62,204
Australia and New Zealand Banking Group, Ltd.	8,850	169,783
BHP Group, Ltd.	3,769	99,737
Caltex Australia, Ltd.	2,629	50,412
Cimic Group, Ltd.	2,248	80,194
Commonwealth Bank of Australia	1,968	103,429
CSL, Ltd.	680	95,378
National Australia Bank, Ltd.	16,517	294,912
Newcrest Mining, Ltd.	41,487	732,877
Oil Search, Ltd.	25,500	139,649
Rio Tinto, Ltd.	1,902	128,199
Santos, Ltd.	18,200	92,103
Tabcorp Holdings, Ltd.	21,836	73,733
Telstra Corp., Ltd.	36,068	85,908
Westpac Banking Corp.	13,719	266,511
Woodside Petroleum, Ltd.	9,210	229,603

		$2,704,632

Austria — 0.3%
OMV AG	2,500	$134,098

		$134,098

Belgium — 0.8%
Proximus SA	4,899	$137,207
UCB SA	3,153	250,597

		$387,804

Canada — 2.3%
Alamos Gold, Inc., Class A	19,297	$89,731
B2Gold Corp.(1)	47,392	128,906
Barrick Gold Corp.	37,867	481,427
First Quantum Minerals, Ltd.	5,503	58,123
New Gold, Inc.(1)	146,011	128,475
Pan American Silver Corp.	9,767	124,139
Wheaton Precious Metals Corp.	1,631	35,281
Yamana Gold, Inc.	48,304	105,786

		$1,151,868

Denmark — 1.0%
Novo Nordisk A/S, Class B	10,375	$508,318

		$508,318

France — 10.7%
Airbus SE	86	$11,776
AXA SA	16,351	436,025
BNP Paribas SA	8,049	428,473
Carrefour SA	9,220	179,698

Security	Shares	Value
CNP Assurances	2,981	$70,414
Credit Agricole SA	997	13,691
Danone SA	2,814	227,589
Engie SA	19,592	290,794
Kering	530	313,630
Klepierre SA	3,484	123,801
LVMH Moet Hennessy Louis Vuitton SE	1,028	403,610
Natixis SA	41,524	244,690
Orange SA	16,676	260,622
Peugeot SA	7,263	190,428
Renault SA	1,926	131,404
Sanofi	8,969	782,539
Total SA	16,102	895,122
Valeo SA	4,207	153,020
Veolia Environnement SA	4,557	107,784

		$5,265,110

Germany — 10.9%
adidas AG	437	$112,566
Allianz SE	1,833	443,062
BASF SE	8,243	672,966
Bayer AG	7,689	511,586
Bayerische Motoren Werke AG	3,458	294,997
Continental AG	1,264	209,686
Covestro AG(2)	5,437	298,750
Daimler AG	5,656	371,237
Deutsche Post AG	7,182	249,649
Deutsche Telekom AG	35,716	598,418
Fresenius Medical Care AG & Co. KGaA	2,100	176,995
MAN SE	1,269	102,213
Merck KGaA	3,492	372,214
Metro AG	9,837	167,146
Muenchener Rueckversicherungs-Gesellschaft AG	43	10,701
SAP SE	1,603	206,640
Siemens AG	3,005	360,306
Volkswagen AG, PFC Shares	1,162	202,888

		$5,362,020

Hong Kong — 2.4%
AIA Group, Ltd.	16,325	$167,159
CK Infrastructure Holdings, Ltd.	6,000	48,657
CLP Holdings, Ltd.	12,500	141,871
Galaxy Entertainment Group, Ltd.	25,000	187,231
HKT Trust and HKT, Ltd.	61,000	94,575
Melco Resorts & Entertainment, Ltd. ADR	6,033	151,428
MGM China Holdings, Ltd.	38,800	80,097
Sands China, Ltd.	24,000	132,100
SJM Holdings, Ltd.	32,000	38,694
Wynn Macau, Ltd.	50,000	143,859

		$1,185,671

Italy — 2.2%
Enel SpA	52,122	$330,045
Eni SpA	25,857	440,633
Intesa Sanpaolo SpA	119,788	313,846

		$1,084,524

Security	Shares	Value
Japan — 22.3%
ABC-Mart, Inc.	1,400	$87,010
Ain Holdings, Inc.	900	71,590
Ajinomoto Co., Inc.	3,800	61,482
Asahi Group Holdings, Ltd.	1,700	74,126
Chubu Electric Power Co., Inc.	5,600	81,433
COSMOS Pharmaceutical Corp.	400	63,944
Daifuku Co., Ltd.	1,600	98,433
Daito Trust Construction Co., Ltd.	1,000	133,903
Electric Power Development Co., Ltd.	1,900	44,166
FANUC Corp.	1,700	319,388
Fujitsu, Ltd.	200	14,683
Hikari Tsushin, Inc.	400	74,163
Hitachi Construction Machinery Co., Ltd.	4,500	120,841
Hokuriku Electric Power Co.(1)	3,200	23,795
Honda Motor Co., Ltd.	8,800	245,546
Inpex Corp.	6,400	62,264
ITOCHU Corp.	11,400	205,695
Japan Prime Realty Investment Corp.	28	111,948
Japan Real Estate Investment Corp.	23	127,493
Japan Retail Fund Investment Corp.	107	204,459
JGC Corp.	3,800	54,752
JXTG Holdings, Inc.	11,300	54,977
Kajima Corp.	8,100	120,221
KDDI Corp.	14,300	329,580
Komatsu, Ltd.	6,500	167,898
Kose Corp.	1,100	206,058
MINEBEA MITSUMI, Inc.	6,000	107,008
Mitsubishi Chemical Holdings Corp.	7,300	52,046
Mitsubishi Corp.	10,600	292,005
Mitsubishi Estate Co., Ltd.	10,700	180,936
Mitsubishi Motors Corp.	6,900	38,747
Mitsubishi Tanabe Pharma Corp.	4,400	55,383
Mitsubishi UFJ Financial Group, Inc.	97,400	483,253
Mitsui Chemicals, Inc.	5,200	127,826
Mitsui Fudosan Co., Ltd.	3,400	78,751
Mizuho Financial Group, Inc.	176,200	275,176
Murata Manufacturing Co., Ltd.	2,500	125,534
Nippon Prologis REIT, Inc.	35	75,162
Nippon Telegraph & Telephone Corp.	4,800	199,720
Nissan Motor Co., Ltd.	8,600	69,041
Nomura Real Estate Master Fund, Inc.	54	79,123
NSK, Ltd.	7,600	78,992
NTT Data Corp.	1,700	19,824
NTT DoCoMo, Inc.	13,200	286,646
Obayashi Corp.	19,100	187,764
Omron Corp.	1,100	59,085
Ono Pharmaceutical Co., Ltd.	8,200	154,039
Panasonic Corp.	9,500	87,478
Pola Orbis Holdings, Inc.	5,700	179,925
Qol Holdings Co., Ltd.	3,200	48,613
Rakuten, Inc.	7,500	83,906
Resona Holdings, Inc.	30,436	129,204
Seven & i Holdings Co., Ltd.	7,300	252,633

Security	Shares	Value
Shimizu Corp.	13,000	$111,349
Shin-Etsu Chemical Co., Ltd.	1,200	113,669
Shionogi & Co., Ltd.	1,200	70,096
Shiseido Co., Ltd.	1,700	133,719
SMC Corp.	200	83,533
Sony Corp.	8,600	433,166
Subaru Corp.	3,700	90,668
Sumitomo Chemical Co., Ltd.	17,500	87,308
Sumitomo Mitsui Financial Group, Inc.	15,000	545,193
Sumitomo Realty & Development Co., Ltd.	1,700	62,849
Sundrug Co., Ltd.	2,500	67,026
Suzuki Motor Corp.	1,900	86,704
Taiheiyo Cement Corp.	3,700	119,321
Taisei Corp.	1,500	66,000
Takeda Pharmaceutical Co., Ltd.	8,700	321,045
THK Co., Ltd.	2,800	74,043
Tokyo Electric Power Co. Holdings, Inc.(1)	18,000	101,671
Tokyo Gas Co., Ltd.	4,200	106,857
Tokyu Fudosan Holdings Corp.	17,900	100,989
Tosoh Corp.	4,900	79,006
Toyota Industries Corp.	2,200	124,704
Toyota Motor Corp.	9,700	600,531
Tsuruha Holdings, Inc.	500	42,613
United Urban Investment Corp.	105	167,637
Welcia Holdings Co., Ltd.	1,500	59,127
Yahoo! Japan Corp.	26,800	71,542
Yaskawa Electric Corp.	3,100	115,406

		$11,003,440

Luxembourg — 0.2%
ArcelorMittal	4,955	$107,801

		$107,801

Netherlands — 2.4%
ABN AMRO Group NV(2)	5,347	$125,934
Aegon NV	25,696	134,137
ING Groep NV	31,275	399,070
Koninklijke Ahold Delhaize NV	563	13,569
Unilever NV	5,226	316,197
Wolters Kluwer NV	3,082	215,116

		$1,204,023

Norway — 1.1%
DNB ASA	3,663	$70,437
Equinor ASA	13,164	293,447
Telenor ASA	8,496	170,785

		$534,669

Singapore — 1.2%
Ascendas Real Estate Investment Trust	63,000	$139,165
CapitaLand Mall Trust	44,000	78,346
CapitaLand, Ltd.	19,000	49,374
City Developments, Ltd.	13,000	85,568
Singapore Telecommunications, Ltd.	17,000	39,287

Security	Shares	Value
Suntec Real Estate Investment Trust	74,000	$100,655
UOL Group, Ltd.	19,000	106,044

		$598,439

Spain — 2.9%
Banco Bilbao Vizcaya Argentaria SA	44,680	$271,692
Iberdrola SA	44,082	400,590
Mapfre SA	23,982	72,047
Repsol SA	20,930	355,155
Telefonica SA	38,040	317,153

		$1,416,637

Sweden — 0.8%
Atlas Copco AB, Class B	2,569	$73,171
Essity AB, Class B	3,730	110,598
Telia Co. AB	29,551	125,903
Volvo AB, Class B	4,453	71,365

		$381,037

Switzerland — 8.5%
Adecco Group AG	2,131	$122,432
Alcon, Inc.(1)	1,916	110,340
Barry Callebaut AG	55	100,845
Geberit AG	481	201,688
Kuehne & Nagel International AG	468	68,026
Nestle SA	12,753	1,227,828
Novartis AG	10,624	870,531
Roche Holding AG PC	3,716	980,516
Swisscom AG	561	261,400
Zurich Insurance Group AG	825	262,984

		$4,206,590

United Kingdom — 14.8%
Anglo American PLC	9,044	$234,689
Antofagasta PLC	11,036	131,193
Associated British Foods PLC	4,294	143,430
Aviva PLC	25,683	144,239
Barratt Developments PLC	13,466	105,935
BP PLC	82,615	600,751
British American Tobacco PLC	13,090	512,459
BT Group PLC	124,028	370,101
Carnival PLC	1,489	78,939
Coca-Cola European Partners PLC	4,499	241,101
Diageo PLC	10,218	430,768
HSBC Holdings PLC	98,283	856,336
Imperial Brands PLC	9,918	315,573
Legal & General Group PLC	56,092	203,980
Lloyds Banking Group PLC	516,735	422,604
National Grid PLC	22,024	241,293
Rio Tinto PLC	8,587	500,958
Rolls-Royce Holdings PLC	6,674	79,925
Rolls-Royce Holdings PLC, C Shares	473,854	618
Royal Dutch Shell PLC, Class A	20,455	651,725
Royal Mail PLC	33,041	109,022
Smith & Nephew PLC	8,825	170,609
Tesco PLC	63,504	207,191

Security	Shares	Value
Unilever PLC	2,310	$140,021
Vodafone Group PLC	221,500	410,855

		$7,304,315

United States — 0.1%
Hecla Mining Co.	11,721	$24,614
Newmont Goldcorp Corp.	637	19,785

		$44,399

Total Common Stocks (identified cost $42,330,097)		$44,585,395

Short-Term Investments — 6.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.54%(4)	3,345,312	$3,345,312

Total Short-Term Investments (identified cost $3,345,321)		$3,345,312

Total Investments — 97.2% (identified cost $45,675,418)		$47,930,707

Other Assets, Less Liabilities — 2.8%		$1,366,248

Net Assets — 100.0%		$49,296,955

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $424,684 or 0.9% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2019 was $55,554.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	14.9%	$7,358,982
Consumer Staples	11.4	5,594,869
Health Care	11.0	5,430,186
Consumer Discretionary	10.9	5,397,146
Materials	9.5	4,682,613
Energy	8.1	3,999,939
Industrials	7.8	3,833,423
Communication Services	7.6	3,759,702
Real Estate	4.1	2,006,203
Utilities	4.0	1,981,160
Information Technology	1.1	541,172
Short-Term Investments	6.8	3,345,312

Total Investments	97.2%	$47,930,707

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	297,171	USD	210,719	State Street Bank and Trust Company	6/19/19	$—	$(988)
AUD	242,875	USD	172,432	State Street Bank and Trust Company	6/19/19	—	(1,021)
AUD	237,508	USD	169,218	State Street Bank and Trust Company	6/19/19	—	(1,594)
CAD	332,213	USD	246,163	State Street Bank and Trust Company	6/19/19	2,121	—
CAD	211,491	USD	156,924	State Street Bank and Trust Company	6/19/19	1,136	—
CAD	141,738	USD	106,296	State Street Bank and Trust Company	6/19/19	—	(367)
CHF	244,654	USD	243,422	State Street Bank and Trust Company	6/19/19	—	(2,214)
CHF	209,076	USD	209,430	State Street Bank and Trust Company	6/19/19	—	(3,298)
CHF	297,817	USD	299,516	State Street Bank and Trust Company	6/19/19	—	(5,894)
DKK	2,837,461	USD	432,329	State Street Bank and Trust Company	6/19/19	—	(4,155)
EUR	198,391	USD	222,215	State Street Bank and Trust Company	6/19/19	1,210	—
EUR	221,920	USD	250,584	State Street Bank and Trust Company	6/19/19	—	(662)
EUR	360,112	USD	406,951	State Street Bank and Trust Company	6/19/19	—	(1,400)
EUR	266,174	USD	304,303	State Street Bank and Trust Company	6/19/19	—	(4,543)
EUR	757,371	USD	861,656	State Street Bank and Trust Company	6/19/19	—	(8,719)
EUR	1,290,034	USD	1,465,881	State Street Bank and Trust Company	6/19/19	—	(13,068)
GBP	362,680	USD	478,449	State Street Bank and Trust Company	6/19/19	—	(4,307)
GBP	1,886,523	USD	2,488,701	State Street Bank and Trust Company	6/19/19	—	(22,396)
JPY	23,093,799	USD	208,803	State Street Bank and Trust Company	6/19/19	—	(672)
JPY	87,153,801	USD	789,867	State Street Bank and Trust Company	6/19/19	—	(4,401)
JPY	337,433,200	USD	3,058,053	State Street Bank and Trust Company	6/19/19	—	(16,966)
NOK	687,986	USD	79,959	State Street Bank and Trust Company	6/19/19	—	(65)
SEK	1,752,895	USD	192,074	State Street Bank and Trust Company	6/19/19	—	(6,799)
SEK	9,369,190	USD	1,006,628	State Street Bank and Trust Company	6/19/19	—	(16,339)
SGD	228,561	USD	168,799	State Street Bank and Trust Company	6/19/19	—	(621)
USD	2,770,720	AUD	3,904,897	State Street Bank and Trust Company	6/19/19	14,802	—
USD	2,050,555	CAD	2,736,722	State Street Bank and Trust Company	6/19/19	5,229	—
USD	106,045	CAD	141,502	State Street Bank and Trust Company	6/19/19	292	—
USD	955,579	CHF	954,719	State Street Bank and Trust Company	6/19/19	14,307	—
USD	138,893	DKK	909,545	State Street Bank and Trust Company	6/19/19	1,642	—
USD	718,480	EUR	636,844	State Street Bank and Trust Company	6/19/19	1,278	—
USD	959,242	GBP	723,737	State Street Bank and Trust Company	6/19/19	13,080	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	160,564	GBP	122,802	State Street Bank and Trust Company	6/19/19	$21	$—
USD	491,301	HKD	3,847,027	State Street Bank and Trust Company	6/19/19	567	—
USD	184,300	HKD	1,443,765	State Street Bank and Trust Company	6/19/19	131	—
USD	229,356	JPY	25,054,868	State Street Bank and Trust Company	6/19/19	3,551	—
USD	108,374	JPY	11,979,802	State Street Bank and Trust Company	6/19/19	407	—
USD	352,660	JPY	39,098,017	State Street Bank and Trust Company	6/19/19	292	—
USD	911,734	JPY	101,528,873	State Street Bank and Trust Company	6/19/19	—	(3,286)
USD	756,472	JPY	84,305,456	State Street Bank and Trust Company	6/19/19	—	(3,324)
USD	253,229	NOK	2,154,367	State Street Bank and Trust Company	6/19/19	3,048	—
USD	113,441	SEK	1,047,608	State Street Bank and Trust Company	6/19/19	2,713	—
USD	173,396	SGD	234,644	State Street Bank and Trust Company	6/19/19	742	—
USD	142,813	CNY	960,157	State Street Bank and Trust Company	6/26/19	226	—

						$66,795	$(127,099)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
Euro Stoxx 50 Index	9	Long	6/21/19	$348,826	$12,762
FTSE 100 Index	4	Long	6/21/19	384,964	16,446
FTSE China A50 Index	38	Long	5/30/19	518,971	727
MSCI Emerging Markets Index	22	Long	6/21/19	1,188,220	21,811
Nikkei 225 Index	14	Long	6/13/19	1,405,091	50,557

					$102,303

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

FTSE 100 Index: Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

FTSE China A50 Index: Free-float adjusted, liquidity-screened index comprising the largest 50 A-share companies by full market capitalization of the securities listed on the Shanghai and Shenzhen Stock Exchanges.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

JPY	-	Japanese Yen

NOK	-	Norwegian Krone

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

USD	-	United States Dollar

At April 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$102,303	$—

Total		$102,303	$—

Foreign Exchange	Forward foreign currency exchange contracts	$66,795	$(127,099)

Total		$66,795	$(127,099)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$151,428	$15,340,754	$—	$15,492,182
Developed Europe	352,059	27,544,887	—	27,896,946
North America	1,196,267	—	—	1,196,267
Total Common Stocks	$1,699,754	$42,885,641 *	$—	$44,585,395
Short-Term Investments	$—	$3,345,312	$—	$3,345,312
Total Investments	$1,699,754	$46,230,953	$—	$47,930,707
Forward Foreign Currency Exchange Contracts	$—	$66,795	$—	$66,795
Futures Contracts	72,368	29,935	—	102,303
Total	$1,772,122	$46,327,683	$—	$48,099,805

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(127,099)	$—	$(127,099)
Total	$—	$(127,099)	$—	$(127,099)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.